VIKING MUTUAL FUNDS

               CONTENTS OF REGISTRATION STATMENT ON FORM N-1A

     This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-1A

     Viking Tax-Free Fund for Montana
     --------------------------------
     Viking Tax-Free Fund for North Dakota
     -------------------------------------
     Viking Large-Cap Value Fund
     ---------------------------
     Viking Small-Cap Value Fund
     ---------------------------

     Part A - Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information

Signature Pages

Exhibits

VIKING MUTUAL FUNDS



PROSPECTUS  April 30, 2001

Viking Mutual Funds
P.O. Box 500
Minot, ND  58702




This prospectus describes a choice of four funds managed by Viking Fund Management, LLC:


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund




Mutual funds:
* are not insured by the FDIC or any other government agency
* have no bank guarantees
* may lose value, so an investor may lose money




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

VIKING TAX-FREE FUND FOR MONTANA	1
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	1
PRINCIPAL RISK FACTORS	2
FEE AND EXPENSE INFORMATION	4
VIKING TAX-FREE FUND FOR NORTH DAKOTA	6
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	6
PRINCIPAL RISK FACTORS	7
FEE AND EXPENSE INFORMATION	9
VIKING LARGE-CAP VALUE FUND	11
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	11
PRINCIPAL RISK FACTORS	11
FEE AND EXPENSE INFORMATION	13
VIKING SMALL-CAP VALUE FUND	15
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES	15
PRINCIPAL RISK FACTORS	15
FEE AND EXPENSE INFORMATION	16
DISTRIBUTIONS AND TAXES	18
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS	18
TAXES	18
MANAGEMENT	20
FINANCIAL HIGHLIGHTS	20
YOUR ACCOUNT	23
SALES CHARGES	23
SALES CHARGE REDUCTIONS AND WAIVERS	24
BUYING SHARES	24
 INVESTOR SERVICES	26
 SELLING SHARES	28
 ACCOUNT POLICIES	30
 QUESTIONS	32
ADDITIONAL INFORMATION	33
ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS	33
STATEMENT OF ADDITIONAL INFORMATION (SAI)	33


VIKING TAX-FREE FUND FOR MONTANA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests:

* at least 80% of its net assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

* at least 80% of its net assets in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

* to refund outstanding obligations

* to obtain funds for general operating expenses

* to obtain funds to loan to other public institutions and facilities

The two general classifications of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio:

* by assessing the interest rate outlook

* by assessing changes in the relative risk/reward between long and short-term bonds (yield curve)

* by selecting securities for superior price or income performance

* by looking statewide for top performing regions and industries

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and
Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the Fund will maintain an average stated maturity at between ten and thirty years and will maintain a duration at between five and fifteen years. Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund. It is a useful measure of sensitivity to interest rate changes - the longer a Fund's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See Investment Restrictions in the Fund's Statement of Additional Information
(SAI).

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Montana's economy is based primarily on agriculture, tourism, mining and the processing of minerals and agricultural / forest products. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price.

Call risk. Call risk is the likelihood that a security will be prepaid (or called) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

PERFORMANCE

This bar chart shows the Fund's return for the prior calendar year. The table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance to that of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS1

[bar chart]
Year 2000     10.23%

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 3.80% for the quarter ended December 31, 2000 and its lowest quarterly return was 0.24% for the quarter ended June 30, 2000.


For the periods ended December 31, 2000

				Since
				Inception
		1 Year		(08/03/99)

Viking Tax-Free Fund for Montana2		5.31%		0.41%
Lehman Brothers Municipal Bond Index3	11.69%		6.93%


1. The figure does not reflect the sales charge. If it did, the return would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains.
3. The Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up the index, you would incur expenses that would affect you investment's return.


FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		4.50%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			None1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions						None

Redemption Fee (as percentage of amount
    redeemed, if applicable)						None

Exchange Fee							None


Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fee							0.60%
Distribution (12b-1) Fees					0.25%
Other Expenses							3.94%

Total Annual Fund Operating Expenses			4.79%

Less Expense Reimbursement2			           (3.94%)

Net Expenses							0.85%

1Except for investments for which the initial sales charge was waived and your investment representative was paid a commission. A limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of purchase applies to these investments (See page 24).

2The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year			$532

3 Years			$704

5 Years			$891

10 Years			$1,429





VIKING TAX-FREE FUND FOR NORTH DAKOTA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests:

* at least 80% of its net assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

* at least 80% of its net assets in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

* to refund outstanding obligations

* to obtain funds for general operating expenses

* to obtain funds to loan to other public institutions and facilities

The two general classifications of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio:

* by assessing the interest rate outlook

* by assessing changes in the relative risk/reward between long and short-term bonds (yield curve)

* by selecting securities for superior price or income performance

* by looking statewide for top performing regions and industries

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and
Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the Fund will maintain an average stated maturity at between ten and thirty years and will maintain a duration at between five and fifteen years. Duration is a mathematical calculation of the average life of a bond or the bonds in a bond mutual fund. It is a useful measure of sensitivity to interest rate changes - the longer a Fund's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See Investment Restrictions in the Fund's Statement of Additional Information
(SAI).

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. North Dakota's economy is based primarily on agriculture, mining and energy. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price.

Call risk. Call risk is the likelihood that a security will be prepaid (or called) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

PERFORMANCE

This bar chart shows the Fund's return for the prior calendar year. The table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance to that of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS1

[bar chart}
Year 2000     11.30%

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 4.22% for the quarter ended December 31, 2000 and its lowest quarterly return was 0.87% for the quarter ended June 30, 2000.

For the periods ended December 31, 2000

				Since
				Inception
		1 Year		(08/03/99)

Viking Tax-Free Fund for North Dakota2	6.25%		1.77%
Lehman Brothers Municipal Bond Index3	11.69%		6.93%

1. The figure does not reflect the sales charge. If it did, the return would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains.
3. The Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up the index, you would incur expenses that would affect you investment's return.



FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		4.50%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			None1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions						None

Redemption Fee (as percentage of amount
    redeemed, if applicable)						None

Exchange Fee								None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fee							0.60%
Distribution (12b-1) Fees					0.25%
Other Expenses							6.25%

Total Annual Fund Operating Expenses			7.10%

Less Expense Reimbursement2			           (6.25%)

Net Expenses							0.85%

1Except for investments for which the initial sales charge was waived and your investment representative was paid a commission. A limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of purchase applies to these investments (See page 24).

2The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year			$532

3 Years			$704

5 Years			$891

10 Years			$1,429



VIKING LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Large-Cap Value Fund seeks long-term total return and capital preservation.

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies. The Fund currently defines large-cap companies as companies with total market value of at least $3 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has fallen below $3 billion.

The Fund invests primarily in the equity securities of U.S. companies that are leaders in their industries. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The Fund's investment committee invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. Favored are companies that maintain strong balance sheets and provide above-average dividend yields. The investment committee attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the investment committee employs a disciplined bottom-up approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors. It does not, however, rely upon macroeconomic forecasts in its stock-selection efforts, and prefers to remain fully invested.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts (ADRs). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See Investment Restrictions in the Fund's Statement of Additional Information
(SAI).

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The investment committee's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

PERFORMANCE

This bar chart shows the Fund's return for the prior calendar year. The table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance to that of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS1

[bar chart]
Year 2000     -0.77%

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 10.00% for the quarter ended December 31, 2000 and its lowest quarterly return was -2.22% for the quarter ended March 31, 2000.

For the periods ended December 31, 2000

			Since
			Inception
	1 Year		(08/03/99)

Viking Large-Cap Value Fund2	6.74%		4.17%
Russell 1000 Value Index3	7.02%		-0.10%


1. The figure does not reflect the sales charge. If it did, the return would be lower.
2. Figures reflect maximum sales charges. All Fund performance assumes reinvestment of dividends and capital gains.
3. The Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up the index, you would incur expenses that would affect you investment's return.



Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		5.25%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			None1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions						None

Redemption Fee (as a percentage of amount redeemed,
    if applicable)							None

Exchange Fee								None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fee							0.80%
Distribution (12b-1) Fees					0.40%
Other Expenses							1.87%

Total Annual Fund Operating Expenses			3.07%

Less Expense Reimbursement2			           (1.72%)

Net Expenses							1.35%

1Except for investments for which the initial sales charge was waived and your investment representative was paid a commission. A limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of purchase applies to these investments (See page 24).

2The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.


EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year			$653

3 Years			$923

5 Years			$1,212

10 Years			$2,031



VIKING SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Small-Cap Value Fund (the Fund) seeks long-term total return and capital preservation.

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies. The Fund currently defines small-cap companies as companies with total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has grown beyond $2 billion.

The Fund invests primarily in the equity securities of U.S. companies that are dominant in their respective industry niches. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The Fund's portfolio managers invest the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. The managers look for companies that maintain strong balance sheets and provide above-average dividend yields. The managers attempt to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the managers employ a disciplined bottom-up approach to identify undervalued stocks, they are sensitive to emerging trends in different economic sectors. They do not, however, rely upon macroeconomic forecasts in their stock-selection efforts, and prefer to remain fully invested.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts (ADRs). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See Investment Restrictions in the Fund's Statement of Additional Information
(SAI).

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small-cap stock risk. Small company stocks may present greater opportunities for capital appreciation, but tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The portfolio managers' skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Because the Fund has not completed a full calendar year of operations, it has no reportable past performance.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the Your Account section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of offering price)		5.25%

Maximum Deferred Sales Charge (Load)
    (as a percentage of redemption proceeds)			None1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions						None

Redemption Fee (as a percentage of amount redeemed,
    if applicable)						None

Exchange Fee							None

Annual Fund operating expenses:  Expenses that are deducted from Fund assets.

Management Fees							1.10%
Distribution (12b-1) Fees					0.40%
Other Expenses2							1.79%

Total Annual Fund Operating Expenses			3.29%

Less Expense Reimbursement3			           (1.64%)

Net Expenses							1.65%



1Except for investments for which the initial sales charge was waived and your investment representative was paid a commission. A limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of purchase applies to these investments (See page 24).

2Other expenses are based on estimated amounts for the current fiscal year.

3The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and that Net Annual Fund Operating Expenses remaining the same each year. The example is hypothetical; actual Fund expenses and returns vary from year to year.

Fees and expenses after:

1 Year		         $   681

3 Years		         $1,010

DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund) each declares daily dividends from its net investment income. Net investment income consists of all interest income earned on portfolio assets less all Fund expenses. Income dividends are distributed monthly and net realized capital gains, if any, are distributed annually.

The Viking Large-Cap Value Fund (Large-Cap Fund) and the Viking Small-Cap
Value Fund (Small-Cap Fund) each intend to pay a dividend at least annually representing substantially all of its net investment income. Net capital gains, if any, also may be distributed annually by each Fund. To receive a dividend or other distribution, you must be a shareholder on the record date. The record dates for the Funds' distributions will vary. The amount of the Funds' distributions will vary, and there is no guarantee each Fund will pay distributions.

Income dividends and capital gain distributions, if any, of each Fund will be credited to shareholder accounts in full and fractional shares of the Fund at the net asset value on the reinvestment date, except that, on written request to the Shareholder Services Agent or if specified on the application, a shareholder may choose to have dividends or capital gain distributions or both paid in cash.

Distributions of a Fund that are reinvested will normally be reinvested in shares of that Fund. However, by writing to the Shareholder Services Agent, you may choose to have distributions of a Fund invested in shares of another Viking Mutual Fund at the net asset value of that Fund. To use this privilege, you must maintain a minimum account value of $1,000 in the Fund making the distribution. A Fund will reinvest distribution checks (and future distributions) in shares of that Fund if checks are returned as undeliverable. Distributions, whether received in cash or reinvested, may be subject to federal income tax.

TAXES

Generally, income dividends of a Tax-Free Fund that represent interest received from municipal securities is not taxable to shareholders. Interest from portfolio holdings in private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax. The tax exemption of a Tax-Free Fund's dividends from federal income tax and, if applicable, Montana or North Dakota state or local personal income taxes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the state and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Tax-Free Funds are not appropriate investments for qualified retirement plans and individual retirement accounts.

Dividends of any Fund representing taxable net investment income, if any, and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, are taxable to individual shareholders at a maximum 20% federal tax rate, regardless of the length of time shareholders have owned shares. The foregoing is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash.

The exchange of Fund shares will be treated as a sale, and any gain on Fund shares when sold will be subject to tax.

Please keep in mind that if you invest in a Fund shortly before the record date of a distribution (other than a distribution of tax-exempt interest by a Tax-Free Fund), the distribution reduces the net asset value of the shares and you will receive some of your investment back in the form of a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.


MANAGEMENT

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC (Viking Management or investment manager), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Funds' investment manager.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998 and has been responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis since the Funds' inception. As compensation for the advisory services furnished to the Funds, the Funds pay Viking Management monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds' daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets.

Under a sub-advisory agreement between Fox Asset Management (the sub-adviser) and the investment manager, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. The sub-adviser, located at 44 Sycamore Avenue, Little Silver, New Jersey 07739, as of March 31, 2001, managed assets of approximately $2 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors. The sub-adviser provides its services to the Large-Cap Fund under a multiple-manager, investment committee system (investment committee). The investment committee currently consists of five senior portfolio managers with combined securities industry experience of 113 years. Mr. J. Peter Skirkanich is a graduate of the Wharton School, University of Pennsylvania. He is President and Chief Investment Officer of the sub-adviser. Mr. Skirkanich has been engaged in the securities business since 1973 as an analyst and money manager. Mr. Skirkanich founded the firm in 1985 and serves as the investment committee Chairman. Fox has served as sub-adviser to the Large-Cap Fund since the Fund's inception. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $100 million and 0.35% to the Fund's daily net assets in excess of $100 million.

Mr. Skirkanich and Mr. George C. Pierides serve as co-managers for the Small-Cap Fund. Mr. Pierides, the Small-Cap Equities Director at Fox, spearheads the firm's small-cap efforts. He received a BA in Economics from the University of Virginia and an MBA in Finance from the College of William & Mary. Mr. Pierides has been engaged in the securities business since 1983 as an analyst and money manager. He is regularly quoted and published in the financial press, was a panelist on the Wall Street Transcipt and lectures on small-cap and value investing. Fox has served as sub-adviser to the Fund since the Fund's
inception.    As compensation for its services to the Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets until the net assets reach $5 million and 0.60% to the Fund's daily net assets when the net assets surpass $5 million.

The investment manager has also entered into a separate sub-advisory agreement with the sub-adviser which provides that the investment manager may delegate to the sub-adviser certain investment advisory responsibilities for the Tax-Free Funds for a fee, payable by the investment manager, at an annual rate of 0.20% of the daily net assets of these Funds. However, the investment manager does not currently intend to utilize the sub-adviser's services with regard to the Tax-Free Funds.

The Funds have also entered into an agreement with Viking Management to provide administration services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance. All per share information reflects financial results for a single Fund share. The information for the fiscal years ended December 31, 2000 and December 31, 1999 has been audited by Brady, Martz and Associates P.C. The Funds' annual reports are available upon request by calling 800-933-8413.

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              For the Period
For the Period
                                                               from 01/01/00
from 8/3/991
                                                             through 12/31/00
through 12/31/99
                                                             -------------------
----------------------
Net asset value, beginning of period                               $9.41
$10.00
                                                             -------------------
----------------------
Income (loss) from investment operations:
Net investment income                                               0.52
0.15
Net realized and unrealized gain (loss) on investments              0.41
(0.59)
                                                             -------------------
----------------------
Total from investment operations                                    0.93
(0.44)
                                                             -------------------
----------------------
Less distributions from:
Net investment income                                              (0.52)
(0.15)
Net realized gains                                                     -
-
                                                             -------------------
----------------------
Total distributions                                                (0.52)
(0.15)
                                                             -------------------
----------------------
Net asset value, end of period                                     $9.82
$9.41
                                                             -------------------
----------------------

Total return2                                                      10.23%
(4.47)%


Ratios/supplemental data:
Net assets, end of period (000's)                                 $1,131
$145
Ratio of net expenses to average net assets                         0.01%3
0.00%3,4
Ratio of net investment income to average net assets                5.13%
4.15%4
Portfolio turnover rate                                            21.12%
4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,505 and $9,972. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 4.79% and 24.90% respectively.
4Annualized.

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              For the Period
For the Period
                                                               from 01/01/00
from 8/3/991
                                                             through 12/31/00
through 12/31/99
                                                             -------------------
----------------------
Net asset value, beginning of period                               $9.47
$10.00
                                                             -------------------
----------------------
Income (loss) from investment operations:
Net investment income                                               0.55
0.18
Net realized and unrealized gain (loss) on investments              0.48
(0.53)
                                                             -------------------
----------------------
Total from investment operations                                    1.03
(0.35)
                                                             -------------------
----------------------
Less distributions from:
Net investment income                                              (0.55)
(0.18)
Net realized gains                                                     -
-
                                                             -------------------
----------------------
Total distributions                                                (0.55)
(0.18)
                                                             -------------------
----------------------
Net asset value, end of period                                     $9.95
$9.47
                                                             -------------------
----------------------

Total return2                                                      11.30%
(3.56)%


Ratios/supplemental data:
Net assets, end of period (000's)                                   $327
$128
Ratio of net expenses to average net assets                         0.05%3
0.00%3,4
Ratio of net investment income to average net assets                5.73%
4.28%4
Portfolio turnover rate                                            16.16%
0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $15,441 and $9,786. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 7.10% and 29.72% respectively.
4Annualized.

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              For the Period
For the Period
                                                               from 01/01/00
from 8/3/991
                                                             through 12/31/00
through 12/31/99
                                                             -------------------
----------------------
Net asset value, beginning of period                             $9.90
$10.00
                                                             -------------------
----------------------
Income (loss) from investment operations:
Net investment income                                             0.07
0.02
Net realized and unrealized gain (loss) on investments            1.18
(0.10)
                                                             -------------------
----------------------

Total from investment operations                                  1.25
(0.08)
                                                             -------------------
----------------------
Less distributions from:
Net investment income                                            (0.07)
(0.02)
Net realized gains                                                   -
-
                                                             -------------------
----------------------
Total distributions                                              (0.07)
(0.02)
                                                             -------------------
----------------------
Net asset value, end of period                                  $11.08
$9.90
                                                             -------------------
----------------------
Total return2                                                    12.67%
(0.77)%


Ratios/supplemental data:
Net assets, end of period (000's)                              $1,367
$591
Ratio of net expenses to average net assets                      1.35%3
1.35%3,4
Ratio of net investment income to average net assets             0.90%
0.83%4
Portfolio turnover rate                                         48.97%
6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,512 and $11,025. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 3.07% and 8.58% respectively.
4Annualized.

Because the Small-Cap Fund commenced operations after December 31, 2000, it has no reportable financial highlights.

YOUR ACCOUNT

SALES CHARGES


						The sales charge		Which equals
						makes up this % of	this % of your
When you invest this amount		the offering price	investment*__

TAX-FREE FUNDS
Less than $50,000					4.50%				4.71%
$50,000 but less than $100,000		4.00%				4.17%
$100,000 but less than $250,000		3.50%				3.63%
$250,000 but less than $500,000		2.75%				2.83%
$500,000 but less than $1,000,000		2.00%				2.04%
$1,000,000 or more				NONE				NONE


LARGE-CAP VALUE FUND and SMALL-CAP VALUE FUND
Less than $50,000				5.25%				5.54%
$50,000 but less than $100,000		4.50%				4.71%
$100,000 but less than $250,000		3.75%				3.90%
$250,000 but less than $500,000		3.00%				3.09%
$500,000 but less than $1,000,000		2.00%				2.04%
$1,000,000 or more				NONE				NONE
____________
*   Rounded to nearest one-hundredth percent.

Limited Contingent Deferred Sales Charge. Certain investors that purchase Fund shares without a sales charge will have to pay a limited contingent deferred sales charge of 1% if they redeem those shares within one year of purchase and 0.50% if they redeem those shares within the second year. Your investment will be subject to this contingent deferred sales charge if:
* You purchased $1 million or more of Fund shares and the Fund's distributor paid your investment representative a commission;
* You purchased Fund shares subject to a sales charge waiver, and the Fund's distributor paid your investment representative a commission.
The limited contingent deferred sales charge only applies if you redeem these shares within the first two years of purchase. The sales charge will be applied as a percentage of the initial purchase amount or the amount of redemption proceeds, whichever is less.
Distribution and Service (12b-1) Fees. The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and other fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and Small-Cap Fund to pay distribution and other fees of up to 0.40% of average daily net assets per year to those who sell and distribute shares and provide other services to shareholders. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment.


SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity Discounts. We offer several ways for you to combine your purchases in Viking Mutual Funds to take advantage of the lower sales charges for large purchases of shares.

Cumulative Quantity Discount - lets you combine all of your shares in Viking Mutual Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.

Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

Reinstatement Privilege. If you sell shares of the Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge.

Sales Charge Waivers. Shares may be purchased without an initial sales charge by various individuals and institutions. If you would like information about available sales charge waivers, call your investment representative or call Viking Shareholder Services at 1-800-933-8413. A list of available sales charge waivers also may be found in the SAI.

BUYING SHARES

Minimum investments

                                                 Initial            Additional
- ------------------------------------------------------------------------------
Regular accounts                                 $   500            $    25
- ------------------------------------------------------------------------------
UGMA/UTMA accounts                               $   250            $    25
- ------------------------------------------------------------------------------
IRAs, Roth IRAs, or IRA rollovers                $   250            $    25
- ------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, Roth IRAs, or IRA rollovers)   $    25            $    25
- ------------------------------------------------------------------------------
Automatic investment plan                        $    25            $    25
- ------------------------------------------------------------------------------

Account Application. If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application.

Buying shares
- ------------------------------------------------------------------------------
                     Opening an account          Adding to an account

- ------------------------------------------------------------------------------
Through your         Contact your investment     Contact your investment
investment           representative              representative
representative

- ------------------------------------------------------------------------------
By Mail              Make your check payable     Make your check payable
                     to the Fund in which you    to the Fund in which you are
                     investing.                  investing.  Include your
                                                 account number on the check.

                     Mail the check and your     Fill out the deposit slip
                     signed application to       from your confirmation
                                                 statement.
                     Shareholder Services.       If you do not have a slip,
                                                 include a note with your
                                                 name, the Fund name, and your
                                                 account number.

                                                 Mail the check and deposit
                                                 slip or note to Shareholder
                                                 Services.

- ------------------------------------------------------------------------------
By Wire              Call to receive wire        Call to receive wire
                     instructions.               instructions.

                     Mail your signed            To make a same day wire
                     application to Shareholder  investment, please call us
                     Services.                   by 1:00 p.m. central time
                                                 and make sure your wire
                     To make a same day wire     arrives by 3:00 p.m.
                     investment, please call
                     us by 1:00 p.m. central
                     time and make sure your
                     wire arrives by 3:00 p.m.

- ------------------------------------------------------------------------------
By Exchange          Call Shareholder Services   Call Shareholder Services
                     at the number below,        at the number below,
                     or send signed written      or send signed written
                     instructions.               instructions.

- ------------------------------------------------------------------------------


INVESTOR SERVICES

Automatic Investment Plan. This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $25. To sign up, complete the appropriate section of your account application.

Distribution Options. You may reinvest distributions you receive from a Fund in an existing account of the Fund or another Viking Mutual Fund. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

No-Fee IRAs. Viking Mutual Funds offers a variety of IRAs for individuals free from any custody fees. Sales charges and operating expenses of the Funds are still applicable. The IRAs require separate applications and their policies and procedures may be different than those described in this prospectus. For more information please call your investment representative or Shareholder Services at 1-800-933-8413 or 701-858-1599.

Telephone Privileges. You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchange Privilege. You can exchange shares between Viking Mutual Funds, without paying any additional sales charges. Exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Systematic Withdrawal Plan. This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.


SELLING SHARES

You can sell your shares at any time.

Selling Shares in Writing. Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

* you are selling more than $100,000 worth of shares;

* you want your proceeds paid to someone who is not a registered owner;

* you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account; or

* you have changed the address on your account by phone within the last 15 days.

Selling Recently Purchased Shares. If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take up to fifteen days. A certified or cashier's check may clear in less time.

Redemption Proceeds. Normally, your redemption check will be sent the next business day after we receive your request in proper form, but Viking Mutual Funds may take up to seven days if making immediate payment would adversely affect the Fund. We are not able to receive or pay out cash in the form of currency.

IRAs. You may need to complete additional forms to sell shares in a Viking Mutual Funds' IRA. For participants under age 59 1/2, tax penalties may apply. Call your investment representative or Shareholder Services at 1-800-933-8413 or 701-858-1599 for details

Selling shares
- ------------------------------------------------------------------------------
Through your               Contact your investment representative
investment
representative

- ------------------------------------------------------------------------------
By Mail Send written instructions and endorsed share certificates (if you hold share certificates) to Shareholder Services. Corporate, partnership or trust accounts may need to send additional documents.

                           Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                           A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

- ------------------------------------------------------------------------------
By Phone As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

                           A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

- ------------------------------------------------------------------------------
By Wire You can call or write to have redemption proceeds of $1,000 or more wired to a bank or escrow account. See the policies above for selling shares by mail or phone.

                           Before requesting a wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                           Requests received in proper form by 3:00 p.m. central time will be wired the next business day.

- ------------------------------------------------------------------------------
By Exchange                Obtain a current prospectus for the Fund you are
                           considering.

                           Call Shareholder Services at the number below or send signed written instructions. See the policies above for selling shares by mail or phone.

                           If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

- ------------------------------------------------------------------------------


Viking Shareholder Services

                                           For overnight deliveries:
              P.O. Box 500                     1400 14th Avenue, S.W.
              Minot, ND 58702                  Minot, ND  58701

                  Call toll-free 1-800-833-8413
Monday through Friday  8:30 a.m. to 5:00 p.m., central time.



ACCOUNT POLICIES

Calculating Share Price.  Each Fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). NAV is calculated by dividing a Fund's net assets by the number of its shares outstanding.

Assets for which market quotations are readily available are valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects asset value, assets may be valued at their fair value as determined in good faith and in a method approved by the Board of Trustees. Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Accounts With Low Balances. If the value of your account falls below $250 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

Statements and Reports. You will receive a confirmation statement for each transaction as well as quarterly account statements. You will also receive the Funds' financial reports every six months.

The dealer or other investment representative of record on your account will also receive statements and other information about your account directly from the Fund.

Joint Accounts. Unless you specify a different registration, accounts with two or more owners are registered as joint tenants with rights of survivorship.
To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Additional Policies. Please note that the Funds maintain additional policies and reserve certain rights, including:

* The Funds may refuse any order to buy shares, including any purchase under the exchange privilege.
* At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
* The Funds may modify or discontinue the exchange privilege on 60 days' notice.
* The Funds are not available for purchase in every jurisdiction. Please consult your investment representative or Viking Shareholder Services concerning the availability of a particular Fund.
* The Funds reserve the right to satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders.
* To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

Dealer Compensation. Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Viking Distributors from sales charges, distribution and service (12b-1) fees and its other resources.

TAX-FREE FUNDS

Commission(%)
Investment under $50,000				3.75%
$50,000 but under $100,000				3.25%
$100,000 but under $250,000				2.75%
$250,000 but under $500,000				2.00%
$500,000 but under $1,000,000				1.50%
$1,000,000 or more					0.75%
12b-1 fee to dealer					0.25%

LARGE-CAP VALUE FUND and SMALL-CAP VALUE FUND

Commission(%)
Investment under $50,000				4.50%
$50,000 but under $100,000				3.75%
$100,000 but under $250,000				3.00%
$250,000 but under $500,000				2.25%
$500,000 but under $1,000,000				1.50%
$1,000,000 or more					1.00%
12b-1 fee to dealer					0.40%


QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box 500, Minot, ND 58702. Overnight deliveries should be sent to 1400 14th Avenue, S.W., Minot, ND 58701. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

									Hours (central time,
Department Name			Telephone Number		Monday through Friday)
Shareholder Services			   800-933-8413		8:30 a.m. to 5:00
p.m.
					   701-858-1599
Dealer Services			   800-933-8513		8:30 a.m. to 5:00 p.m.
					   701-858-1588


ADDITIONAL INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Includes a discussion of recent market conditions and Fund strategies that significantly affected the Fund's performance during the reporting period as well as financial statements, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Contains more information about each Fund, its investments and policies.
It is incorporated by reference, so it is legally a part of this prospectus.

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

VIKING SHAREHOLDER SERVICES
1-800-933-8413 or 701-858-1599


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.












SEC File No.  811-927


TRUSTEES
Bruce C. Adams
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISER
(For the Large-Cap Value Fund and
Small-Cap Value Fund)
Fox Asset Management
44 Sycamore Avenue
Little Silver, NJ 07739-1220

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First International Bank and Trust
3001 25th Street South
Fargo, ND 58103

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

For overnight deliveries:
1400 14th Avenue SW
Minot, ND  58701

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Second Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
207 East Broadway, Suite 200
Bismarck, ND 58501




   VIKING MUTUAL FUNDS


STATEMENT OF ADDITIONAL INFORMATION
April 30, 2001


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund


Viking Mutual Funds
P.O. Box 500
Minot, ND 58702
1-800-933-8413


Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota, Viking Large-Cap Value Fund and Viking Small-Cap Value Fund (each a Fund) are mutual funds that offer shares pursuant to a prospectus dated April 30, 2001. This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and auditor's report in Viking Mutual Funds' Annual Report to Shareholders, for the fiscal year ended December 31, 2000, are incorporated by reference into this SAI (are legally a part of this SAI).

For a free copy of the current prospectus or annual report contact your investment representative or call 1-800-933-8413 or 701-858-1599.

Mutual funds:
* are not insured by the FDIC or any other government agency;
* have no bank guarantees;
* may lose value, so an investor may lose money



TABLE OF CONTENTS

INVESTMENT RESTRICTIONS	1
Tax-Free Fund	1
Large-Cap Fund	2

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS	4
Tax-Free Funds	4

TRUSTEES AND OFFICERS	12

MANAGEMENT AND OTHER SERVICES	14

PORTFOLIO TRANSACTIONS	15

DISTRIBUTIONS AND TAXES	18
   Tax-Free Funds	18
Large-Cap Fund	19
All Funds	19

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS	21

BUYING AND SELLING SHARES	25

PRICING SHARES	30
   The Underwriter	31

PERFORMANCE	34

COMPARISONS	37

DESCRIPTION OF BOND RATINGS	39

INFORMATION ABOUT THE VIKING TAX-FREE FUND FOR MONTANA	A-1

INFORMATION ABOUT THE VIKING TAX-FREE FUND FOR NORTH DAKOTA	B-1

INFORMATION ABOUT THE VIKING LARGE-CAP VALUE FUND	C-1








INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the prospectus. The Funds have adopted the following restrictions as fundamental policies. This means that any restriction may be changed only if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with the preservation of capital. The Fund's investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its net assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with the preservation of capital. The Fund's investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its net assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The following restrictions apply to the Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund).

A
Tax-Free Fund
may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

 4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

7. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

8. Invest in companies for the purpose of exercising control or management.

9. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

10. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

11. Invest in foreign securities.

The Viking Large-Cap Value Fund seeks long-term total return and capital preservation. The Fund's investment objective is fundamental.

The following restrictions apply to the Viking Large-Cap Value Fund (Large-Cap
Fund).

The
Large-Cap Fund
may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

9. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

10. Invest in companies for the purpose of exercising control or management.

11. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

12. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

13. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American DepositaryReceipts (ADRs).

The Viking Small-Cap Value Fund seeks long-term total return and capital preservation. The Fund's investment objective is fundamental.

The following restrictions apply to the Viking Small-Cap Value Fund (Fund).

The
Fund
may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on margin or sell any securities short.

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

11. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

12. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American DepositaryReceipts (ADRs).

Each Fund has a non-fundamental policy restricting its investment in illiquid securities to 15% of net assets. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which a Fund has valued the securities.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Excluding the Funds' restrictions regarding borrowing and illiquid securities, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the investment manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS

The following is a description of the various types of securities the Tax-Free Funds may buy and the accompanying risks.

Municipal Bonds meet longer-term capital needs and generally have maturities from one to 30 years when issued. They have two principal classifications: general obligation bonds and revenue bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

All of the municipal securities in which the Funds invest are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's Corporation (S & P), Moody's Investors Service (Moody's) or Fitch Investors Service (Fitch) or are of comparable quality as determined by the investment manager.

Ratings of municipal bonds represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. Please see Description of Bond Ratings for a discussion of the ratings.

With respect to unrated securities, it is also the Funds' intent to buy securities that, in the view of the investment manager, would be comparable in quality to the Funds' rated securities and have been determined to be consistent with the Funds' objectives without exposing the Funds to excessive risk. The Funds will not buy issues that are in default or that the investment manager believes involve excessive risk.

Tax-exempt industrial development revenue bonds. The Funds may invest in industrial development revenue bonds the interest on which is exempt from federal income tax in the opinion of the bond issuer's counsel. Tax-exempt industrial development revenue bonds are issued by or on behalf of public authorities to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

Municipal Lease Obligations. The Funds may invest in municipal lease obligations, including certificates of participation. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free. While cancellation risk is inherent to municipal lease obligations, the investment manager believes that this risk may be reduced, although not eliminated, by the Funds' policies on the quality of securities in which they may invest.

Zero-coupon securities. The Funds may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality.
The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more drastically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investments. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Callable bonds.   Each Fund may invest in callable bonds, which allow the issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. The Fund may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for the Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued. In light of the Funds' pricing policies and certain amortization procedures required by the IRS, the Funds do not expect to suffer any material adverse impact related to the value at which they carry bonds in connection with calls of bonds purchased at a premium. As with any investment strategy, however, there is no guarantee that a call may not have a more substantial impact than anticipated.

Escrow-secured or defeased bonds are created when an issuer refunds, before maturity, an outstanding bond issue that is not immediately callable (or pre-refunds), and sets aside funds for redemption of the bonds at a future date. The issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moody's, S & P, or Fitch.

When-issued securities. Municipal securities are frequently offered on a when-issued basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. If the other party to the transaction fails to deliver the security, the Funds could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Funds believe that their Net Asset Values or income will not be negatively affected by the purchase of municipal securities on a when-issued basis. The Funds will not engage in when-issued transactions for investment leverage purposes.

Although the Funds will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, they may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will maintain cash or securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. If assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will not earn income on those assets.

Municipal market disruption risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the Funds' investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Funds may invest in the shares of other investment companies. Such investments may be the most practical manner in which the Funds can invest in certain securities because those securities themselves may not be available at the time a Fund is ready to make an investment.

As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Each Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

Single state considerations. Because each of the Tax-Free Funds focuses its investments in the municipal securities of a single state, changes in economic, political or regulatory occurrences in the state could adversely affect the state's municipal bond issues and will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. The following discussion of the states' economies was obtained from external research reports and has not been independently verified by the Funds.

Montana general economic conditions. Through the mid-1990's, Montana saw strong gains in population and non-agricultural/non-mining employment. The economy's concentration in natural resources has declined as a result, although it remains above average. For example, 10% of total state employment is related to agriculture, more than three times the U.S. level. Population growth has slowed in recent years, possibly a reflection of the economic slowdown across most sectors of the economy in 1997. The yearly growth rate was 1-2% from 1991 through 1996, and has been less than 1% since then.

Montana's economy has picked up over the last year, registering healthy employment gains in construction, services, and manufacturing, which have offset continuing weakness in the mining and agricultural sectors. After a slowdown in growth in 1997 (growth of 1.3% vs average annual growth of about 3% since 1991), the state's non-farm payroll employment was up 2.2% in 1998 and 2.3% in 1999. Unemployment rates remain unfavorable as compared to the nation. Continuing the trend for the third consecutive year, the state's 1999 unemployment rate (5.2%) was above the U.S. rate (4.2%). Personal income growth in recent years has slowed, remaining consistently below national growth rates since 1996. Preliminary figures for the first three quarters of 1999, however, show stronger average growth (6.4%) over same period in 1998, surpassing the comparable national rate of about 5.6%.

Strong revenue growth, chiefly from increases in individual tax collections (up 8.8% or $38.9 million over the prior year), resulted in a higher than projected fiscal 1999 general fund ending balance. Previously projected at close to $72 million, the actual unreserved fund balance was $109.7 million, or about 11% of annual revenues. The positive revenue performance during the year was complemented by favorable trends in spending, with expenditures for education, general government, and corrections coming in below budget estimates.

Total general obligation debt outstanding is $191 million. Total tax-supported debt, including highway revenue bonds and coal severance tax bonds, is $291 million. This represents 1.6% of 1998 personal income, as compared to the 50-state median figure of 2.2%. A net reduction in debt of about $105 million was seen in fiscal 1997, due primarily to the early retirement of workers' compensation payroll tax revenue bonds. As measured against personal income, the state's debt burden has decreased, moving from the 2-3% range experienced from 1990 through 1996 to under 2% currently. Debt service claim on general fund revenue is very modest (about 2% of revenues) and, furthermore, a portion of the debt is paid from pledged revenues or project revenues not accounted for in the General Fund.

The credit outlook for Montana is stable, reflecting the state's conservative financial operations and low debt levels, which mitigate the risks stemming from a relatively concentrated and resource-dependent economy.


North Dakota general economic conditions. North Dakota's economy remains dependent on agriculture, susceptible to swings in farm prices and international demand for the state's agricultural products. The non-farm employment base consists of a balanced mix of jobs in services and trade sectors, and a relatively large government sector and small manufacturing sector. Non-farm employment growth has slowed, with average monthly employment increasing 1.7% in 1997, 1.1% in 1998 and 0.3% in 1999. This slowdown in job growth is consistent with regional trends, although represents a more significant slowdown than the U.S. trend over the same period. Slower job growth has not yet affected the unemployment rate, which remains near an all time low. Average monthly unemployment in 1999 equaled a very low 2.8% down from 3.3% in 1998, and well below the national average.

North Dakota's demographic profile is expected to remain weak relative to the region and nation, given a trend of slower-than-average personal income growth and continued net out-migration. Total personal income has grown at a moderate pace, expanding an average of 4.6% from 1994 to 1998. This growth is slower than the 5.7% national pace and 5.4% in the Plains region over the same period. Personal income per capita remains low at 82% of the U.S. level, ranking 38th in the nation. North Dakota continues to experience net out-migration, losing 0.8% of the state's roughly 640,000 residents from 1990 to 1999. This compares unfavorably to the 6.5% population growth in the north central region, and 9.6% growth in the U.S. during the same period. North Dakota ranked the 4th least populated state in the nation in 1998.

North Dakota has maintained a strong financial position over the last decade, reflecting a record of conservative budgeting practices. The unreserved, undesignated portion of the General Fund balance has not dropped below 10% of General Fund revenues in the last six years. These large accumulated reserves provide a buffer against potential future downturns in the agriculture and oil industries. The state maintained GAAP-based General Fund unreserved, undesignated balances equal to 16.2% in fiscal 1997, 20.1% in fiscal 1998, and 12.2% in fiscal 1999.

The state also has a history of conservative budgeting. This was evident in each of the last two biennium, during which state revenue collections on a cash basis exceeded the legislative forecasts of $1.483 billion by 0.5% in the biennium ending June 30, 1999 and by 0.3% in the biennium ending June 30, 1997. The cash balance equaled $61.1 million at the end of the 1997-1999 biennium, slightly lower than the $66 million balance at the end of the previous biennium. Operating performance remains strong during the first six months of the 1999-2001 biennium, with actual revenues ahead of forecast by $2.8 million. The total state biennium appropriation through fiscal 2001 is expected to produce a $32 million cash balance.

North Dakota's debt ratios are among the lowest in the nation and are expected to remain low for the foreseeable future. Net tax-supported debt per capita of $147 ranks 46th among the 50 states, and remains significantly below the 50-state median of $540. Tax-supported debt is only 0.7% of the state's 1998 total personal income, and compares very favorably to the 50-state median of 2.2%, and also ranks 46th among the states. Total principal and interest payments amounted to a very small 0.7% of fiscal 1999 combined operating expenditures.

Due to restrictive constitutional provisions, North Dakota has not issued general oblication debt since 1986. The state's $93 million in net tax-supported debt is in the form of lease debt, as all general obligation debt was called for redemption. The state has relied on lease revenue bonds as the primary financing vehicle for constructing state facilities, including projects for the benefit of state universities and colleges, and for the Department of Corrections.

The credit outlook for North Dakota is stable, reflecting the expectation that North Dakota's debt ratios will remain very low, the economy will remain stable, although somewhat susceptible to swings in agricultural commodity prices, and the state's financial operations will remain strong.


The following is a description of the various types of securities the ValueValue Funds may buy and the accompanying risks.

Equity securities. Equity securities generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

American Depositary Receipts. The Fund may invest up to 20% of its net assets in sponsored ADRs. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs are contractually obligated to disclose material information in the United States.

While these investments in U.S. dollar-denominated securities of foreign issuers are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Funds may invest in the shares of other investment companies. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Each Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

TRUSTEES AND OFFICERS

The Funds have a Board of Trustees (Board). The Board is responsible for the overall management of the Funds, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Funds who are responsible for administering each Fund's day-to-day operations.

The affiliations of the officers and Board members and their principal occupations for the past five years are shown below.



                               Positions and Offices
Name, Age and Address          with the Fund                 Principal Occupation During the Past Five
Years
- ---------------------------------------------------------------------------------------------------------
---
Shirley R. Martz (76)          Trustee                       Retired C.P.A.; Principal shareholder and
1451 15th St. SW                                             Employee of Brady, Martz & Associates and
Minot, ND 58701                                              its predecessor (1948-1989).



Mike Timm (63)                 Trustee                       Retired; President and General Manager,
1800 2nd St. S.E.                                            Timm Moving and Storage (1969 - present);
Minot, ND  58701                                             State Representative, North Dakota House of
                                                             Representatives (1973 - present); Speaker of
                                                             the North Dakota House of Representatives
                                                             (1997).



Bruce C. Adams (54)            Trustee                       Retired farmer (1997 - present); Director,
2510 Bel Air Court                                           Garrison Diversion Conservancy District
Minot, ND 58703                                              (1995-present);Small grain Farmer (1971-1997);
                                                             Director, Federal Reserve Bank of Minneapolis
                                                             (1988-1992); Chairman, Advisory Council to
                                                             Federal Reserve Bank of Minneapolis Board of
                                                             Directors (1988-1992).



*Shannon D. Radke (34)         President, Treasurer          President, Viking Fund Management, LLC (1998-
1400 14th Ave. SW               and Trustee                  present); President, Viking Fund
Minot, ND 58701                                              Distributors, LLC (1999-present); Chief
                                                             Operating Officer, ND Holdings, Inc. (1997-
                                                             1998); Operations Manager,
                                                             ND Holdings, Inc. (1993-1997).



*Douglas P. Miller (27)        Vice President, Secretary     Secretary and Treasurer, Viking Fund
902 2nd St. NE                  and Trustee                  Management, LLC (1998- present); Secretary
Minot, ND 58703                                              and Treasurer, Viking Fund Distributors, LLC
                                                             (1999-present); Controller, ND Holdings,
                                                             Inc.(1998); Fund Accountant, ND Holdings, Inc.
                                                             (1996-1998); Staff Accountant, Service
                                                             Corporation International (1995-1996), BS
                                                             Accounting, Minot State University (1995).

*Indicates the Board member is considered an interested person under federal securities laws. Messrs. Radke and Miller are interested persons by virtue of the fact that they are officers of Viking Fund Management, LLC (Viking Management).

The following table sets forth information concerning the compensation of the trustees of the Trust for the year ended December 31, 2000. The compensation represents the total compensation paid to trustees by all of the Funds in the Viking Fund complex The Funds do not have any retirement plans for their trustees.

Name and Position with the Trust     Aggregate Compensation from the Trust
- -------------------------------     ------------------------------------
Shirley R. Martz                                    $1,500
Trustee

Mike Timm                                           $1,500
Trustee
Bruce C. Adams                                      $1,500
Trustee
Shannon D. Radke                                      $0
President, Treasurer and Trustee
Douglas P. Miller                                     $0
Vice President, Secretary and Trustee


* Estimated for the period of 01/01/01 to 12/31/01. The estimate represents the total compensation paid to trustees by all of the Funds in the Viking Fund complex.

The Funds, the investment manager and the principal underwriter have adopted a code of ethics (the Code) which restricts the personal securities transactions of their employees. Its primary purpose is to ensure that personal trading by employees neither interferes with Fund portfolio transactions nor otherwise takes unfair or inappropriate advantage of an employee's relationship to the Funds. The investment personnel and access persons who comply with applicable Preclearance procedures and disclosure procedures may be permitted to purchase, sell or hold certain types of securities, including securities which also may be or are held in the Funds, for their own accounts. The Code is on public file with, and available from, the Securities and Exchange Commission (SEC).


MANAGEMENT AND OTHER SERVICES

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC (Viking Management or investment manager), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Funds' investment manager. Shannon D. Radke and Douglas P. Miller, who are Officers and Trustees of the Funds are also Officers, Governors and principal owners of Viking Management.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998 and has been responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis since the Funds' inception. As compensation for the advisory services furnished to the Funds, the Funds pay Viking Management monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds' daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. All advisory fees were also waived for the Tax-Free Funds for the year ended December 31, 2000. The Large-Cap Fund recognized $1,717 of investment fees
after a partial waiver for the year ended December 31, 2000.   Viking Management
waived all advisory fees for the period since inception (August 3, 1999) through December 31, 1999.

Under a sub-advisory agreement between Fox Asset Management (the sub-adviser) and Viking Management, the sub-adviser provides the Value Funds with investment advice and portfolio management subject to the overall supervision of Viking Management. The sub-adviser, located at 44 Sycamore Avenue, Little Silver, New Jersey 07739, managed assets of approximately $2 billion for employee benefit plans, endowments, foundations, wrap-fee programs and other institutional investors as of March 31, 2001. The sub-adviser provides its services to the Large-Cap Fund under a multiple-manager, investment committee system
(investment committee). The investment committee currently consists of five senior portfolio managers with combined securities industry experience of 113 years. Mr. J. Peter Skirkanich is a graduate of the Wharton School, University of Pennsylvania. He is President and Chief Investment Officer of the sub-adviser. Mr. Skirkanich has been engaged in the securities business since 1973 as an analyst and money manager. Mr. Skirkanich founded the firm in 1985 and serves as the investment committee Chairman. Fox has served as sub-advisor to the Large-Cap Fund since the Fund's inception. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $100 million and 0.35% to the Fund's daily net assets in excess of $100 million. For the year ended December 31, 2000, the investment manager paid the sub-advisor $4,096 as compensation for its services provided to the Large-Cap Fund.

Mr. Skirkanich and Mr. George C. Pierides serve as co-managers for the Small-Cap Fund. Mr. Pierides, the Small-Cap Equities Director at Fox, spearheads the firm's small-cap efforts. He received a BA in Economics from the University of Virginia and an MBA in Finance from the College of William & Mary. Mr. Pierides has been engaged in the securities business since 1983 as an analyst and money manager. He is regularly quoted and published in the financial press, was a panelist on the Wall Street Transcipt and lectures on small-cap and value investing. Fox has served as sub-adviser to the Fund since the Fund's
inception.    As compensation for its services to the Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets until the net assets reach $5 million and 0.60% to the Fund's daily net assets when the net assets surpass $5 million.

The investment manager has also entered into a separate sub-advisory agreement with the sub-adviser which provides that the investment manager may delegate to the sub-adviser certain investment advisory responsibilities for the Tax-Free Funds for a fee, payable by the investment manager, at an annual rate of 0.20% of the daily net assets of these Funds. However, the investment manager does not currently intend to utilize the sub-adviser's services with regard to the Tax-Free Funds.

As described in the Funds' prospectus, Viking Management has contractually agreed to waive its fees or reimburse each Fund for its expenses through August 1, 2009, so that the Tax-Free Funds' total annual operating expenses during this period will not exceed 0.85% of their average daily net assets on an annual basis, the Large-Cap Fund's total annual operating expenses during this period will not exceed 1.35% of its average daily net assets on an annual basis and the Small-Cap Fund's total annual operating expenses during this period will not exceed 1.65% of its average daily net assets on an annual basis. These contractual waivers may not be altered by the investment manager during the stated period.

The Funds have also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. Viking Management waived all administrative, portfolio accounting and transfer agent fees for the years ended December 31, 2000 and 1999.

Custodian. First International Bank and Trust, 3001 25th Street, South, Fargo, North Dakota 58103, serves as custodian of the securities and other assets of the Funds.

Auditor. Brady, Martz & Associates, P.C., 207 East Broadway, Suite 200, Bismarck, ND 58501, serves as each Fund's independent auditor.

PORTFOLIO TRANSACTIONS

Viking Management and the sub-adviser (pursuant to authorization in its sub-advisory agreement with Viking Management) place orders for the purchase and sale of portfolio securities on behalf of the Funds, and will do so in accordance with the policies described below.

For transactions in fixed-income securities, purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders. For transactions in fixed-income securities, selection of broker-dealers is generally based on the availability of a security and its price and on the overall quality of execution provided by the broker-dealer.
In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Viking Management and the sub-adviser consider such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. In agency transactions, Viking Management and the sub-adviser also may consider the brokerage and research services that broker-dealers provide to the Funds or Viking Management.
Each Fund may execute agency portfolio transactions with broker-dealers who provide research and execution services to the Fund or other investment accounts over which Viking Management or the sub-adviser exercises investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).
Subject to applicable limitations of the federal securities laws, the Funds may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, Viking Management or the sub-adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers. In reaching this determination, they will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. To the extent permitted by applicable law, Viking Management and the sub-adviser are authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the Funds or other Viking Funds and to use the research services of brokerage and other firms that have provided such assistance.

Viking Management and the sub-adviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with Viking Management under which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

The Board periodically reviews Viking Management and the sub-adviser to assess each entity's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for each Fund are made independently from those of other Funds managed by Viking Management and the sub-adviser. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each Fund or account. In some cases this system could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds. It is the current opinion of the Trustees that the desirability of retaining Viking Management and the sub-adviser as investment adviser and sub-adviser to the Funds outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

For the fiscal years ended December 31, 2000 and 1999, no agency transactions were executed by Viking Management on behalf of the Tax-Free Funds as transactions for these Funds were done on a principal basis. Therefore, no brokerage commissions were paid by the Tax-Free Funds during those periods. For the years ended December 31, 2000 and 1999, the aggregate amount of brokerage commissions paid by the Large-Cap Fund totaled $2,668 and $1,045. During the last fiscal year, the sub-adviser directed brokerage transactions for the Large-Cap Fund in the amount of $1,557,443 to a broker because of research services provided resulting in commissions of $2,608.

As of December 31, 2000, no Fund owned securities of its regular broker-dealers.


Distributions and Taxes

Tax-Free Funds

Distributions of net investment income. By meeting certain requirements of the Internal Revenue Code (the Code), each Fund intends to qualify to pay exempt-interest dividends to shareholders. These dividends are derived from interest income exempt from federal income tax, and they are not subject to federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they will also be exempt from that state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

At the end of each calendar year, each Fund will provide you with the percentage of any dividends paid that qualify for tax-free treatment on your personal income tax return. You should consult with your personal tax adviser to determine the application of your state and local laws to these distributions. Corporate shareholders should consult with their corporate tax advisers about whether any of their distributions may be exempt from corporate income or franchise taxes.

Each Fund may earn taxable income on any temporary investments, on the excess of short-term capital gains over long-term capital losses (net short-term capital gain), or on ordinary income derived from the sale of market discount bonds.
Any distributions by a Fund from that income will be taxable to you as ordinary income, whether you take them in cash or additional shares.

From time to time, a Fund may buy a tax-exempt bond in the secondary market for a price that is less than the principal amount of the bond. This discount is called market discount if it exceeds a de minimis amount specified in the Code. A portion of the gain on sale or disposition of market discount bonds (not exceeding the accrued portion of market discount at the time of the sale) is treated as ordinary income rather than capital gain. Any distribution by a Fund of this income will be taxable as ordinary income to you. The amount of market discount, if any, is expected to be small.

Dividends-received deduction for corporations.   Because each Tax-Free Fund's
income is derived from interest rather than dividends, no portion of its distributions will be eligible for the corporate dividends-received deduction.

Treatment of private activity bond interest. Interest on certain non-essential or private activity bonds issued after August 7, 1986, while exempt from federal income tax, constitutes a preference item for taxpayers in determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability for those taxes, depending on your individual or corporate tax position. Consistent with the Tax-Free Funds' investment goals, each Fund may invest up to 20% of its net assets in private activity bonds if, in the investment manager's opinion, those bonds represent the most attractive investment opportunity then available to the Fund. Persons who are substantial users as defined in the Code, or persons related to such users, of facilities financed by private activity bonds should consult with their tax advisers before buying shares in a Fund.

The Code also imposes certain limitations and restrictions on the use of tax-exempt bond financing for non-governmental business activities, including activities financed by certain industrial development or private activity bonds. Some of these bonds, including bonds for sports arenas, parking facilities, and pollution control facilities, do not pay tax-exempt interest.

Investments in original issue discount (OID) bonds. To the extent a Fund invests in zero coupon municipal bonds or other bonds issued at a discount (ie., with OID), the Fund may have to take into account each year a portion of the OID and distribute that income to maintain its qualification as a regulated investment company. A Fund may have to make these distributions to you prior to its receipt of cash payments.

Defaulted obligations. A Fund may be required to accrue income on defaulted obligations and to distribute that income to you even though it is not currently receiving interest or principal payments on those obligations. To generate cash to satisfy this distribution requirement, the Fund may be required to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Value Funds

Distributions of net investment income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the Fund's operation, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from that income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Dividends-received deduction for corporations. In some circumstances, a corporate shareholder will be allowed to deduct a portion of Fund dividends, thereby reducing the tax that it would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for that treatment. All dividends (including the deducted portion) must be included in a corporation's alternative minimum taxable income calculation.

All Funds

Distributions of capital gains.   The Funds may derive capital gains and losses
in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Certain distributions paid in January.   Distributions by a Fund that are
declared in October, November or December to shareholders of record in such a month, and paid in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared.

Information on the tax character of distributions. The Funds will inform you of the amount of your dividends and capital gain distributions at the times they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify for that treatment during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines that course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements.   To avoid federal excise taxes, the Code
requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

* 98% of its taxable ordinary income earned during the calendar year;
* 98% if its capital gain net income earned during the twelve-month period ending October 31 of that year; and
* 100% of any undistributed amounts from the prior year.

Each Fund intends to declare these amounts in December and pay them in December or in January (if they are treated by you as received in December according to the rules described above) to avoid these excise taxes but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption or exchange of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Viking Mutual Fund, you must report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and it will be long-term or short-term, depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your shares in a Tax-Free Fund and any remaining loss (or the entire loss in the case of the Large-Cap Fund) will be treated as a long-term capital loss to the extent of any net long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of distributions or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Deferral of basis. If you redeem (sell) some or all of your shares in a Fund within 90 days after buying them and then reinvest the sales proceeds in that Fund or invest those proceeds in another Viking Mutual Fund, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated pursuant to the reinvestment or exchange privilege described in the Funds' prospectus. All or a portion of the sales charge that you paid for your original shares (up to the amount of the reduction of the sales charge on the subsequent reinvestment or investment) will be excluded from your tax basis in these shares sold (for the purpose of determining gain or loss upon the sale of them). Any excluded portion of the sales charge will be added to the tax basis of the shares you subsequently acquire.

U.S. Government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
Each Fund is a separate operating series of Viking Mutual Funds (the Trust), a Delaware business trust organized pursuant to a Trust Instrument dated March 30, 1999. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has four separate operating series. Two of its series, the Tax-Free Funds, are non-diversified, and the other two series; Value Funds are diversified. Each series of the Trust invests all of its net investable assets in a separate portfolio of securities. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Trustees of the Trust do not intend to hold annual meetings of shareholders of any Fund. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of each Fund will not be personally liable for the obligations of that Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

As of April 25, 2001, the principal shareholders of the funds, beneficial or of record, were:

Name and Address	 	 	 	 Share Amount		Percentage
TAX-FREE FUND FOR MONTANA
Miller, Johnson & Kuehn, Inc.			27,747.838		18.82%
FBO Leo Thomas
5500 Wayzata Blvd.
Suite 500
Minneapolis, MN 55416

The Hart Trust Dtd. 11/22/96			15,545.708		10.54%
Orpha Hart, Trustee
1315 E. 36th Ave.
Spokane, WA 99203-3061

Miller, Johnson & Kuehn, Inc.			15,130.857		10.26%
FBO Marvin Tolman
5500 Wayzata Blvd.
Suite 500
Minneapolis, MN 55416

Miller, Johnson & Kuehn, Inc.			14,434.384		9.79%
FBO Lew & June Harmon
5500 Wayzata Blvd.
Suite 500
Minneapolis, MN 55416

Viking Fund Management, LLC			12,749.371		8.65%
1400 14th Ave. SW
Minot, ND 58701

Miller, Johnson & Kuehn, Inc.			9,287.228		6.30%
FBO Mary Lou Goligoski
5500 Wayzata Blvd.
Suite 500
Minneapolis, MN 55416

TAX-FREE FUND FOR NORTH DAKOTA
Lonny R. Tachenko and				9,570.499		22.44%
Estella F. Tachenko JTWROS
13110 10th St. SW
Fairfield, ND 58627

Audrey E. Nelson				4,283.571		10.04%
1524 10th St. SW
Minot, ND 58701

Viking Fund Management, LLC			4,272.719		10.01%
1400 14th Ave. SW
Minot, ND 58701

Jerry A. Goetz and				3,674.186		8.61%
Karen L. Goetz JTWROS
2708 18th Ave. SW
Minot, ND 58701

Dennis L. Krueger				3,650.356		8.55%
P.O. Box 1842
Minot, ND 58702

Eunice M. Hill					2,822.500		6.61%
1120 N. 12th St. Apt. 9
Bismarck, ND 58501-4225

R.V. Schmidt and 				2,549.392		5.97%
Claire A. Schmidt JTWROS
302 W. Custer Park
Bismarck, ND 58501

Viking Fund Distributors, LLC			2,291.159		5.37%
1400 14th Ave. SW
Minot, ND 58701

LARGE-CAP VALUE FUND
The Community YMCA Foundation			45,454.545		23.73%
144 West Bergen Place
Red Bank, NJ 07701

Scholing Bros Printing Co Inc			15,775.098		8.23%
FBO Employees Profit Sharing
Plan & Trust Dtd 09/01/1975
45 E. Lockwood Ave.
St. Louis, MO 63119-3019

James W. Cross IRA,				11,459.944		5.98%
FIBT Custodian
921 15th Ave. SE
Minot, ND 58701

Fox Asset Management, Inc.			10,110.922		5.28%
Money Purchase Pension &
Profit Sharing Plan
44 Sycamore Ave.
Little Silver, NJ 07739

As of April 25, 2001, the Trustees and Officers of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Tax-Free Fund for Montana.

As of April 25, 2001, the Trustees and Officers of the Trust, as a group, owned of record and beneficially 3.46% of the outstanding shares of the Tax-Free
Fund for North Dakota.

As of April 25, 2001, the Trustees and Officers of the Trust, as a group, owned of record and beneficially 1.52% of the outstanding shares of the Large-Cap Value Fund.

BUYING AND SELLING SHARES

The Funds continuously offer their shares through securities dealers who have an agreement with Viking Fund Distributors, LLC (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. The Funds may either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction and make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the ex-dividend date).

Initial sales charges. For the Tax-Free Funds, the maximum initial sales charge is 4.50%. For the Value Funds, the maximum initial sales charge is 5.25%. The initial sales charge may be reduced or waived, as described below. The Funds offer several ways for you to combine your purchases of shares of the Funds to take advantage of the lower sales charges for large purchases.

Cumulative quantity discount. For purposes of calculating the sales charge, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. You may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Funds to determine the sales charge that applies.

Letter of Intent (LOI). You may buy shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

* You authorize Distributors to reserve 5% of your total intended purchase registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.
* You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.
* Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.
* Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with a Fund, you may buy shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with a Fund before a change in the Fund's sales charge, you may complete your LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase on the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as your direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases. If you are a member of a qualified group, you may buy shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

* Was formed at least six months ago
* Has a purpose other than buying fund shares at a discount
* Has more than 5 members
* Can arrange for meetings between our representatives and group members
* Agrees to include the Funds' sales and other materials in publications and mailings to its members at reduced or no cost to Distributors

Waivers for Certain Investors. Shares may be purchased without an initial sales charge by various individuals and institutions, including:

* officers, trustees, governors and employees (including retirees) of the Fund, its investment adviser, its principal underwriter or certain affiliated companies, for themselves or members of their immediate families or any trust, pension, profit-sharing or other benefit plan for such persons (immediate family is defined to include spouse, children, parents and siblings);

* registered representatives and employees (including their spouses and dependent children) of broker-dealers having selling group agreements with Viking Fund Distributors, LLC (Viking Distributors) (the Fund's underwriter) or any trust, pension, profit-sharing or other benefit plan for such persons;

* employees of banks and other financial services firms that provide advisory or administrative services related to the Fund pursuant to an agreement with the Fund, Viking Management or one of its affiliates, for themselves or members of their immediate families, or any trust, pension, profit-sharing or other benefit plan for such persons;

* in connection with the acquisition of the assets of or merger or consolidation with another investment company;

* through certain investment advisers, broker-dealers and other financial services firms, acting solely as an agent for their clients under an arrangement whereby the firm does not receive a standard dealer commission on the purchase;

* certain retirement plans if the plan is sponsored by an employer (i) with at least 50 employees or (ii) with retirement plan assets of $500,000 or more;

* persons who retain an ownership interest in or who are the beneficial owners of an interest in Viking Management, for themselves or members of their immediate families, or any trust, pension, profit sharing or other benefit plan for such persons; and

* persons purchasing Fund shares using redemption proceeds from the sale of shares of another mutual fund if (1) such person paid a front-end sales charge or a contingent deferred sales charge and (2) the purchase of Fund shares occurs within 365 days of the redemption date. Viking Distributors may require written evidence of eligibility for this waiver. This waiver will be in effect until April 28, 2002 unless extended by an amendment of the Prospectus.

A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Dealer compensation. Financial institutions or their affiliated brokers may receive an agency transaction fee as described in the Funds' prospectus.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Funds. This support is based primarily on the amount of sales of Fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and from payments to Distributors under Rule 12b-1 plans. In addition, certain securities dealers may receive brokerage commissions generated by Fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc. (NASD).

Distributors may sponsor due diligence meetings for registered representatives during which they receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Exchange privilege.   If you request the exchange of the total value of your
account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new Fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Funds' general policy to initially invest this money in shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents, unless it is believed that attractive investment opportunities consistent with the Funds' investment goals exist immediately. This money will then be withdrawn from the shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan. Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $25. For retirement plans subject to mandatory distribution requirements, the $25 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you.

You may discontinue a systematic withdrawal plan or change the amount and schedule of withdrawal payments by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Redemptions in kind. Each Fund is obligated to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates. We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information. If dividend checks are returned to the Funds marked unable to forward by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Viking Management may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Viking Management an amount not to exceed the per account fee that the Fund normally pays Viking Management for Shareholder Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which should be promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). The Funds do not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value determined in good faith following procedures approved by the Board.

Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Underwriter

Viking Fund Distributors, LLC (Viking Distributors) acts as the principal underwriter in the continuous public offering of the Funds' shares. Viking Distributors is located at 1400 14th Ave. SW, Minot, ND 58701. Shannon D. Radke and Douglas P. Miller, who are Officers and Trustees of the Funds, are also Officers and Governors of Viking Distributors.

Viking Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Viking Distributors) and of sending prospectuses to existing shareholders.

The table below shows the aggregate dollar amount of underwriting commissions Viking Distributors received in connection with the offering of the Funds' shares and the net underwriting discounts and commissions Viking Distributors retained after allowances to dealers for the fiscal year ended December 31, 2000 and the period since inception (August 3, 1999) through December 31, 1999.

						Total			Amount
						Commissions		Retained by
						Received ($)	Distributors ($)
2000
Tax-Free Fund for Montana		41,604		7,818
Tax-Free Fund for North Dakota	3,739			483
Large-Cap Value Fund			10,439		3,990


1999
Tax-Free Fund for Montana		0			0
Tax-Free Fund for North Dakota	1,693			1,693
Large-Cap Value Fund			7,447			7,017

Viking Distributors may be entitled to compensation under the Rule 12b-1 plan, as discussed below. Except as noted, Viking Distributors receives no other compensation from the Funds for acting as underwriter.

Distribution and service (12b-1) fees. The Funds have adopted a distribution and service plan dated July 28, 1999 with respect to each Fund (the Plan), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.
Pursuant to the Plan, each Fund may compensate Viking Distributors for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments to Viking Distributors of up to 0.25% annually of the average daily net assets of the Tax-Free Funds. The Plan authorizes payments to Viking Distributors of up to 0.40% annually of the average daily net assets of the Value Funds. All distribution expenses over this amount will be borne by those who have incurred them.

The Plan. The Plan provides for periodic payments by Viking Distributors to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. Expenditures under the Plan may also include, among others, a prorated portion of Viking Distributors' overhead expenses; the expenses of printing prospectuses and reports used for sales purposes; and preparing and distributing sales literature and advertisements. The portion of payments by a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares owned by clients of such broker, dealer or financial intermediary.

The fee is an expense. This means that all shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The fees shall be payable regardless of whether those fees exceed or are less than the actual expenses incurred by Viking Distributors with respect to each Fund in a particular year. The Plan does not permit unreimbursed expenses incurred in a particular year to be carried over to be reimbursed in later years.

In addition to the payments that Viking Distributors or others are entitled to under the Plan, the Plan also provides that to the extent each Fund, Viking Management or Viking Distributors or other parties on behalf of the Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with Rule 12b-1.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the noninterested members of the Fund's Board. The Plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested Board members on not more than 60 days' written notice, by Viking Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the Fund. Viking Distributors or any dealer or other firm may also terminate their respective dealer agreement at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreements shall be approved by a vote of the noninterested Board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Viking Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

For the fiscal year ended December 31, 2000, Viking Distributors' expenditures for advertising, promotion, printing and postage, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel and overhead expenses pursuant to the plan and the amounts the funds paid Viking Distributors under the plan were:

						Distributors'	Amount
						Eligible		Paid by
						Expenses ($)	the Fund ($)
Tax-Free Fund for Montana
Advertising					1,081			0
Promotion					858			0
Printing and postage			863			0
Compensation to underwriters		0			0
Compensation to broker-dealers	600			0
Compensation to sales personnel	24,207		0
Overhead expenses				3,397			0

Tax-Free Fund for North Dakota
Advertising					1,081			0
Promotion					858			0
Printing and postage			863			0
Compensation to underwriters		0			0
Compensation to broker-dealers	342			0
Compensation to sales personnel	22,414		0
Overhead expenses				2,076			0

Large-Cap Value Fund
Advertising					1,081			0
Promotion					858			0
Printing and postage			1,609			0
Compensation to underwriters		0			0
Compensation to broker-dealers	1,186			0
Compensation to sales personnel	22,582		0
Overhead expenses				3,634			0

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Average annual total return. Average annual total return is determined by finding the average annual rates of return that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund.

These figures will be calculated according to the SEC formula:

 P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the
beginning of each    period at the end of each period

The average annual total return for the indicated periods ended December 31, 2000.

					Inception		Since
Fund	 	 	 	 	Date	1-Year	Inception

Viking Tax-Free Fund for Montana	8/3/99	5.31%	0.41%
Viking Tax-Free Fund for North Dakota	8/3/99	6.25%	1.77%
Viking Large-Cap Value Fund		8/3/99	6.74%	4.17%

Cumulative total return. Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods.

The cumulative total returns for the indicated period ended December 31, 2000:

					Since 		Inception
Fund	 	 	 	 	Inception	Date

Viking Tax-Free Fund for Montana	0.58%		8/3/99
Viking Tax-Free Fund for North Dakota	2.52%		8/3/99
Viking Large-Cap Value Fund		5.98%		8/3/99


Current yield. Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the Fund during the base period.


These figures were obtained using the following SEC formula:

Yield = 2 [(a-b + 1)6 - 1]
                               cd

where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

The yields for the 30-day period ended December 31, 2000, were:

Fund	 	 	 	 	Yield

Viking Tax-Free Fund for Montana	5.03%
Viking Tax-Free Fund for North Dakota	5.29%

Taxable-equivalent yield. The Tax-Free Funds may also quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield for the Fund. Taxable -equivalent yield is computed by dividing the portion of the Funds' yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the Funds yield that is not tax-exempt.

As of April 25, 2001, the federal income tax rate upon which the taxable-equivalent yield quotations are based was 39.6%. As of April 25, 2001, the state income tax rate upon which the taxable-equivalent yields are also based was 11.00% (with an effective rate of 6.64% after the federal income tax deduction) and 5.54%, respectively, for Montana and North Dakota. As a result, as of April 25, 2001, the combined federal and state income tax rates upon which the taxable-equivalent yield quotations are based was 46.24% and 45.14% for Montana and North Dakota, respectively. The taxable equivalent yield as of December 31, 2000 was 9.36% for the Montana Fund and 9.64% for the North Dakota Fund. From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Funds will be updated to reflect these changes. The Funds expect updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Funds, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Funds.

Current distribution rate.   Current yield, which is calculated according to
a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a Fund during a certain period and dividing that amount by the current maximum offering price. The current distribution rates for the 30-day period ended December 31, 2000, were:

					Distribution
Fund	 	 	 	 	Rate

Viking Tax-Free Fund for Montana	5.24%
Viking Tax-Free Fund for North Dakota	5.26%

Volatility. Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other performance quotations. The Funds may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

The Funds may include in their advertising or sales material information relating to investment goals and performance results of the Funds. Viking Management is adviser and parent company to the underwriter of the Funds.

COMPARISONS

To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

* Dow Jones Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).
* Standard & Poor's 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Russell 3000 Index or its component indices - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
* The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.
* Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.
* CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.
* Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.
* Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.
* Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.
* Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.
* Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.
* Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.
* Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.


* Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.
* Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by each Fund may also discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information may also compare each Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

DESCRIPTION OF BOND RATINGS

MOODY'S

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt-edged. Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.


S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.

APPENDIX A - INFORMATION ABOUT THE VIKING TAX-FREE FUND FOR MONTANA


Viking Tax-Free Fund For Montana

What is the Viking Tax-Free Fund for Montana ?

Viking Tax-Free Fund for Montana is a mutual fund that invests in tax-free municipal bonds. It has been created especially for the benefit of the residents of Montana. The Fund's objective is to seek the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.1 In seeking to achieve this objective the Fund will invest primarily in Montana municipal bonds, but may also invest in a limited number of tax-free municipal bonds of other issuers, which are also exempt from state of Montana and Federal income taxes.

What are tax-free municipal bonds ?

They are bonds issued by states and their political subdivisions, such as counties, cities, local public authorities and agencies, which are specifically designated to finance various infrastructure needs such as schools, highways, hospitals, airports and water and sewer facilities. Municipal bonds provide for the borrowing by a municipality for such purposes and the obligation of the issuer to repay the borrowed funds and the interest on those funds. Tax-free municipal bonds normally pay a fixed rate of interest every year until they mature ( unless they are called and redeemed earlier by the municipality ). As an investment, tax-free municipal bonds are generally considered as offering the second highest degree of safety and security available -second only to U. S. Government obligations. Interest on most Montana tax-free municipal bonds is exempt, under present tax laws, from Federal income tax and generally from the income taxes of the state of Montana as well. However, if you are subject to the alternative minimum tax, a limited amount of your income from the Fund may be taxable.

1. Distributions of capital gains and ordinary income, if any, are generally taxable.

Mutual Funds, Annuities and other investment products:
*  Are not FDIC insured;
* Are not deposits or obligations of, or guaranteed by, any financial institution;
* Are subject to investment risks, including possible loss of the principal amount invested.

How does the Fund operate ?

The Fund combines your investment with that of many other Montana investors to purchase a diverse portfolio of high quality Montana municipal bonds having various maturities. The diversification of the Fund's portfolio is designed to provide a higher element of safety to the investor than might be the case through the direct purchase and ownership of individual tax-free municipal bonds.

Who manages the Fund's portfolio ?

Viking Fund Management, LLC of Minot, Montana serves as the Fund's investment adviser, providing full time professional management. As an open-end mutual fund, the Fund is actively managed by Viking Fund Management, LLC. The adviser continually monitors interest rate trends and the quality, diversification and maturity of tax-free municipal bonds used in the Fund's portfolio. Although the adviser will assess the outlook for interest rates, it believes interest rate movements are unpredictable. As a result the adviser will not speculate with shareholders money by changing the investment style of the Fund every time it thinks interest rates might change, rather it will employ a buy and hold strategy which will result in low portfolio turnover. This reduces the number of transactions that could result in taxable distributions to shareholders.

What size investment can be made in the Fund ?

The Fund is designed for almost any size investment. The minimum initial investment in the Fund is $500- a much smaller amount than if you were to buy a tax-free municipal bond directly. You may also open an account by establishing an automatic investment plan that makes purchases of $25 or more each month.
You may make any size investment you wish above the minimum initial amount.
Just as important, any subsequent investment you make may be of any amount above the $25 minimum.

How often does the Fund pay dividends ?

Dividends are declared daily and paid at the end of each month. Unless you specifically request otherwise, your dividends and distributions will be invested automatically for you in full and fractional shares of the Fund at the then current Net Asset Value per share, without any sales charge. You can, if you wish, have the dividends or distributions paid to you by check each month, electronically transferred to your personal bank account or invested in another Viking Mutual Fund of your choice at Net Asset Value.

How liquid is your investment in the Fund ?

Essentially, you have ready liquidity, although you should consider the Fund a long-term investment. You may redeem all or part of your investment on any business day at the next determined Net Asset Value of the Fund's shares. Redemptions may be made in a number of different ways as outlined more fully in the prospectus. There are no redemption fees or withdrawal penalties in shares of the Fund. You should be aware that, because tax-free municipal bonds vary in market price and since the Fund's price per share is determined by the market value of the bonds in the Fund's portfolio at the time of any redemption by you, the per share price you receive may be more or less than what you originally paid.

What are some of the benefits you receive from buying shares of a tax-free municipal bond fund ?

In addition to the professional management supplied by Viking Fund Management, LLC, you also benefit from greater diversification and from economies of scale. By purchasing shares of a tax-free municipal bond fund you avoid the administrative problems and transaction costs associated with the purchase and sale of individual municipal bonds. You can also reinvest your income on a monthly basis regardless of the amount. With individual municipal bonds you only receive income twice a year and can only reinvest in additional municipal bonds if your investment income is in increments of $1,000 or more.

Is the Fund right for you ?

This is something that you, with the help of your investment representative, must decide. The Fund is intended as a long-term investment to assist you in obtaining tax-free income. To help you judge the benefits of such tax-free income you should refer to the section entitled What does tax-free income mean to you ? which shows how much a taxable investment would have to yield to match tax-free income under present State of Montana and federal income tax laws.

What  rate of return will the Fund yield ?

The Fund does not have a fixed rate of return. The rate of return will vary with the composition of the Fund's portfolio and market conditions. The Fund's adviser ( Viking Fund Management, LLC ) will, however, seek the highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital. Investors should realize that since the Fund has a continuously managed portfolio, it will have operating expenses, including a management fee. These expenses are deducted from the gross income of the Fund's portfolio in determining dividends. The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis.

How can you find out what the Fund's yield is ?

You may do so by calling the Fund, toll free at 1-800-933-8413. The latest 30 day yield is available to you on any business day between 8:30 a.m. and 5:00 p.m. central time at this number.

Who maintains the Fund's portfolio securities ?

First International Bank and Trust ( founded in 1910 ), Fargo, North Dakota is the custodian of all the securities and monies owned by the Fund.


How do you keep track of your investment in the Fund ?

You will receive a statement from the Fund subsequent to the end of each quarter or periodically from your investment brokerage firm as to the status of your account. Any time you put money into or take money out of your account, a confirmation will be sent to you. In addition, an audited report on the Fund is sent to you annually, as well as an unaudited semi-annual report. For your further convenience, if your shares are kept with the Fund, you may call your account supervisor at Viking Fund Management, LLC, the shareholder servicing agent for the Fund, toll free at 1-800-933-8413, on any business day to get an update on your account.

What does tax-free income mean to you ?

Find your combined federal and Montana state income tax bracket in the chart below and then read across the table to see the taxable yield needed to equal a double tax-free yield. This table is for illustrative purposes only and does not imply current or future yield.*

Federal      Combined               Equivalent   Taxable   Yields
tax rate      tax rate

28.0%       35.9%          6.24%  7.02%  7.80%  8.58%  9.36%  10.14%
31.0%       38.6%          6.51%  7.33%  8.14%  8.96%  9.77%  10.59%
36.0%       43.0%          7.02%  7.89%  8.77%  9.65% 10.53%  11.40%
39.6%       46.2%          7.43%  8.36%  9.29% 10.22% 11.15%  12.08%
Double tax-                 4.0%   4.5%   5.0%   5.5%   6.0%    6.5%
free yield

*Based on published tax rates as of 1/1/99.

How do you invest in the Fund ?

You may do so easily through your local investment broker at the public offering price as described in the prospectus. The prospectus contains complete details about the Fund and an application. Read it carefully before you invest. There is a maximum sales charge of 4.5% included in the public offering price of Fund shares.

How do you get answers to any other questions you might have ?

Your local investment representative should be able to answer any questions you might have, or you may call the Fund , toll free at 1-800-933-8413 between 8:30 a.m. and 5:00 p.m. central time.



Tax-Free Income
Plus

Low initial investment

Convenience

Diversification

Liquidity

Automatic dividend reinvestment

Automatic investment plan

Telephone investment

Electronic transfer of dividends to your personal bank account

See Your Investment Representative
Or
Call Toll Free 1-800-933-8413

Your best investment may be an investment representative

You may feel overwhelmed by the sheer volume of investment choices available in the market today. An investment representative can help you define your needs and narrow the search for an investment that can help you meet your unique investment goals. The guidance and advice of an experienced investment professional can prove invaluable as you put together a plan to meet your individual needs.



APPENDIX B - INFORMATION ABOUT THE VIKING TAX-FREE FUND FOR NORTH DAKOTA


Viking Tax-Free Fund For North Dakota

What is the Viking Tax-Free Fund for North Dakota ?

Viking Tax-Free Fund for North Dakota is a mutual fund that invests in tax- free municipal bonds. It has been created especially for the benefit of the residents of North Dakota. The Fund's objective is to seek the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital.1 In seeking to achieve this objective the Fund will invest primarily in North Dakota municipal bonds, but may also invest in a limited number of tax-free municipal bonds of other issuers, which are also exempt from state of North Dakota and Federal income taxes.

What are tax-free municipal bonds ?

They are bonds issued by states and their political subdivisions, such as counties, cities, local public authorities and agencies, which are specifically designated to finance various infrastructure needs such as schools, highways, hospitals, airports and water and sewer facilities. Municipal bonds provide for the borrowing by a municipality for such purposes and the obligation of the issuer to repay the borrowed funds and the interest on those funds. Tax-free municipal bonds normally pay a fixed rate of interest every year until they mature ( unless they are called and redeemed earlier by the municipality ). As an investment, tax-free municipal bonds are generally considered as offering the second highest degree of safety and security available -second only to U. S. Government obligations. Interest on most North Dakota tax-free municipal bonds is exempt, under present tax laws, from Federal income tax and generally from the income taxes of the state of North Dakota as well. However, if you are subject to the alternative minimum tax, a limited amount of your income from the Fund may be taxable.

1. Distributions of capital gains and ordinary income, if any, are generally taxable.

Mutual Funds, Annuities and other investment products:
*  Are not FDIC insured;
* Are not deposits or obligations of, or guaranteed by, any financial institution;
* Are subject to investment risks, including possible loss of the principal amount invested.

How does the Fund operate ?

The Fund combines your investment with that of many other North Dakota Investors to purchase a diverse portfolio of high quality North Dakota municipal bonds having various maturities. The diversification of the Fund's portfolio is designed to provide a higher element of safety to the investor than might be the case through the direct purchase and ownership of individual tax-free municipal bonds.

Who manages the Fund's portfolio ?

Viking Fund Management, LLC of Minot, North Dakota serves as the Fund's Investment adviser, providing full time professional management. As an open-end mutual fund, the Fund is actively managed by Viking Fund Management, LLC. The adviser continually monitors interest rate trends and the quality, diversification and maturity of tax-free municipal bonds used in the Fund's portfolio. Although the adviser will assess the outlook for interest rates, it believes interest rate movements are unpredictable. As a result the adviser will not speculate with shareholders money by changing the investment style of the Fund every time it thinks interest rates might change, rather it will employ a buy and hold strategy which will result in low portfolio turnover. This reduces the number of transactions that could result in taxable distributions to shareholders.

What size investment can be made in the Fund ?

The Fund is designed for almost any size investment. The minimum initial investment in the Fund is $500- a much smaller amount than if you were to buy a tax-free municipal bond directly. You may also open an account by establishing an automatic investment plan that makes purchases of $25 or more each month.
You may make any size investment you wish above the minimum initial amount.
Just as important, any subsequent investment you make may be of any amount above the $25 minimum.

How often does the Fund pay dividends ?

Dividends are declared daily and paid at the end of each month. Unless you specifically request otherwise, your dividends and distributions will be invested automatically for you in full and fractional shares of the Fund at the then current Net Asset Value per share, without any sales charge. You can, if you wish, have the dividends or distributions paid to you by check each month, electronically transferred to your personal bank account or invested in another Viking Mutual Fund of your choice at Net Asset Value.

How liquid is your investment in the Fund ?

Essentially, you have ready liquidity, although you should consider the Fund a long-term investment. You may redeem all or part of your investment on any business day at the next determined Net Asset Value of the Fund's shares. Redemptions may be made in a number of different ways as outlined more fully in the prospectus. There are no redemption fees or withdrawal penalties in shares of the Fund. You should be aware that, because tax-free municipal bonds vary in market price and since the Fund's price per share is determined by the market value of the bonds in the Fund's portfolio at the time of any redemption by you, the per share price you receive may be more or less than what you originally paid.

What are some of the benefits you receive from buying shares of a tax-free municipal bond fund ?

In addition to the professional management supplied by Viking Fund Management, LLC, you also benefit from greater diversification and from economies of scale. By purchasing shares of a tax-free municipal bond fund you avoid the administrative problems and transaction costs associated with the purchase and sale of individual municipal bonds. You can also reinvest your income on a monthly basis regardless of the amount. With individual municipal bonds you only receive income twice a year and can only reinvest in additional municipal bonds if your investment income is in increments of $1,000 or more.

Is the Fund right for you ?

This is something that you, with the help of your investment representative, must decide. The Fund is intended as a long-term investment to assist you in obtaining tax-free income. To help you judge the benefits of such tax-free income you should refer to the section entitled What does tax-free income mean to you ? which shows how much a taxable investment would have to yield to match tax-free income under present State of North Dakota and federal income tax laws.

What  rate of return will the Fund yield ?

The Fund does not have a fixed rate of return. The rate of return will vary with the composition of the Fund's portfolio and market conditions. The Fund's adviser ( Viking Fund Management, LLC ) will, however, seek the highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital. Investors should realize that since the Fund has a continuously managed portfolio, it will have operating expenses, including a management fee. These expenses are deducted from the gross income of the Fund's portfolio in determining dividends. The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis.

How can you find out what the Fund's yield is ?

You may do so by calling the Fund, toll free at 1-800-933-8413. The latest 30 day yield is available to you on any business day between 8:30 a.m. and 5:00 p.m. central time at this number.

Who maintains the Fund's portfolio securities ?

First International Bank and Trust ( founded in 1910 ), Fargo, North Dakota is the custodian of all the securities and monies owned by the Fund.

How do you keep track of your investment in the Fund ?

You will receive a statement from the Fund subsequent to the end of each quarter or periodically from your investment brokerage firm as to the status of your account. Any time you put money into or take money out of your account, a confirmation will be sent to you. In addition, an audited report on the Fund is sent to you annually, as well as an unaudited semi-annual report. For your further convenience, if your shares are kept with the Fund, you may call your account supervisor at Viking Fund Management, LLC, the shareholder servicing agent for the Fund, toll free at 1-800-933-8413, on any business day to get an update on your account.

What does tax-free income mean to you ?

Find your combined federal and North Dakota state income tax bracket in the chart below and then read across the table to see the taxable yield needed to equal a double tax-free yield. This table is for illustrative purposes only and does not imply current or future yield.*

Federal            Combined            Equivalent Taxable Yields
tax rate           tax rate

28.0%             31.92%          6.61%  7.34%  8.08%  8.81%  9.55%  10.28%
31.0%             35.34%          6.96%  7.73%  8.51%  9.28% 10.05%  10.83%
36.0%             41.04%          7.63%  8.48%  9.33% 10.18% 11.02%  11.87%
39.6%             45.14%          8.20%  9.11% 10.03% 10.94% 11.85%  12.76%
Double tax-                        4.5%   5.0%   5.5%   6.0%   6.5%    7.0%
free yield

*Based on published tax rates as of 1/1/99.

How do you invest in the Fund ?

You may do so easily through your local investment broker at the public offering price as described in the prospectus. The prospectus contains complete details about the Fund and an application. Read it carefully before you invest. There is a maximum sales charge of 4.5% included in the public offering price of Fund shares.

How do you get answers to any other questions you might have ?

Your local investment representative should be able to answer any questions you might have, or you may call the Fund , toll free at 1-800-933-8413 between 8:30 a.m. and 5:00 p.m. central time.



Tax-Free Income
Plus

Low initial investment

Convenience

Diversification

Liquidity

Automatic dividend reinvestment

Automatic investment plan

Telephone investment

Electronic transfer of dividends to your personal bank account

See Your Investment Representative
Or
Call Toll Free 1-800-933-8413

Your best investment may be an investment representative

You may feel overwhelmed by the sheer volume of investment choices available in the market today. An investment representative can help you define your needs and narrow the search for an investment that can help you meet your unique investment goals. The guidance and advice of an experienced investment professional can prove invaluable as you put together a plan to meet your individual needs.



APPENDIX C - INFORMATION ABOUT THE VIKING LARGE-CAP VALUE FUND


Viking Large-Cap Value Fund

What is the Viking Large-Cap Value Fund?

Viking Large-Cap Value Fund is a mutual fund that seeks long-term total return and capital preservation by investing primarily in the equity securities of U.S. corporations that are leaders in their industries. The Fund's investment committee invests the Fund's assets by pursuing a value- oriented strategy which is meant to help you gain a level of comfort necessary to properly maintain a long-term perspective.

What is a value-oriented strategy?

A value-oriented strategy begins with a screening process by the investment committee that identifies growing companies whose stocks sell at discounted price-to earnings and price-to-cash flow multiples. Favored are companies that maintain strong balance sheets and provide above-average dividend yields. We believe that a disciplined approach results in premium returns over the long haul with substantially less volatility.

How does a value-oriented strategy work?

*   The process begins with a database of 10,000 public companies.
*   Screen this equity universe based on capitalization & valuation to generate
a research    universe.
* Quantitatively analyze balance sheets, income & cash flow statements to generate 100-150 research candidates.
*   Qualitative assessment of most attractive research candidates.
*   Interview company management.
*   Review research analysis.
*   Apply the decision of the investment committee consensus.
*   Establish a valuation target for each holding.
*   Construct the Fund's portfolio.

Who manages the Fund's portfolio?

The Fund's portfolio is managed by FOX ASSET MANAGEMENT of Little Silver, NJ. The company was founded in 1985 by J. Peter Skirkanich who also serves as the investment committee chairman. Fox manages more than $2 billion for investors that include Volvo of North America, Industrial Commission of Arizona, University of Wyoming, the Ziegler Foundation and others.

Who maintains the Fund's portfolio securities?

 First International Bank & Trust (founded in 1910), Fargo, North Dakota is the custodian of all the securities and monies owned by the Fund.

What size investment can be made in the Fund?

The Fund is designed for almost any size investment. The minimum initial investment in the Fund is $500 ($250 for IRAs). You may also open an account by establishing an automatic investment plan that makes purchases of $25 or more each month. You may make any size investment you wish above the minimum initial amount. However, please take note of the sales charge breakpoints as listed in the prospectus. Just as important, any subsequent investment you make may be of any amount above the $25 minimum

How do you keep track of your investment in the Fund?

You will receive a statement from the Fund subsequent to the end of each quarter or periodically from your investment brokerage firm as to the status of your account. Additionally, any time you put money into or take money out of your account, a confirmation will be sent to you. In addition, an audited report on the Fund is sent to you annually, as well as an unaudited semi- annual report. For your further convenience, if your shares are kept with the Fund, you may call your Account Supervisor at Viking Fund Management, LLC, the Shareholder Servicing Agent for the Fund, toll free at 1-800-933-8413, on any business day to get an update on your account.

How liquid is your investment in the fund?

Essentially, you have ready liquidity, although you should consider the Fund a long-term investment. You may redeem all or part of your investment on any business day at the next determined Net Asset Value of the Fund's shares. Redemption may be made in a number of different ways as outlined more fully in the prospectus. There are no redemption fees or withdrawal penalties on shares of the Fund. You should be aware that, because stocks vary in market price and since the Fund's price per share is determined by the market value of the stocks in the Fund's portfolio at the time of any redemption by you, the per share price you receive may be more or less than what you originally paid.

Is the Fund right for you?

This is something that you with the help of your Investment Representative must ultimately decide for yourself. The Fund is intended as a long-term investment to assist you in obtaining growth of your investment while controlling risk. To help you decide how the Fund will fit into your investment plans you should refer to the section in this brochure titled Investment Philosophy which describes how the Fund is Managed.


How do you invest in the Fund?

You may do so easily through your local investment representative at the public offering price as described in the prospectus. The prospectus provided by your Investment Representative contains more complete details about the Fund and an application. You should read the prospectus carefully before investing. There is a maximum sales charge of 5.25% included in the offering price of Fund shares.

How do you get answers to any other questions you might have?

Your local Investment Representative should be able to answer any questions you might have. Or you may call the Fund toll free at 1-800-933-8413 between 8:30 a.m. and 5:00 p.m. central time.

What are the Fund's expenses?

Investors should realize that since the Fund has a continuously managed portfolio, it will have operating expenses, including a management fee. The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis.

Investment Philosophy


Fox Asset Management, value-oriented investment management since 1985, believes that a disciplined, value-oriented investment approach results in premium returns over the long haul with substantially less volatility (see Exhibit 1).

Fox applies various aspects of modern security analysis, works of certain academicians and practitioners, and a reverent perspective of stock market history to our large-cap equity practice.

Fox typically invests in larger companies led by strong and proven management, which have generally demonstrated an ability to produce leading products and services. It is the Fund's firm belief that the purchase of undervalued yet financially sound and well-managed companies results in the creation of long-term shareholder wealth.

The various components of the Fund's value-oriented philosophy are as follows:

* Low P/E with Above-Average Earnings Growth
* Low Price-to-Cash Flow
* Strong Financial Condition
* Solid Dividend Yield

VALUE-ORIENTED INVESTMENT


Plus

Convenience

Diversification

Liquidity

Automatic Investment Plan Options

Low Initial Investment

Automatic Reinvestment of Distributions

Telephone Investment

Quarterly Statements

SEE YOUR INVESTMENT REPRESENTATIVE

OR

CALL TOLL FREE 1-800-933-8413

Your best investment may be an investment Representative

You may feel overwhelmed by the sheer volume of investment choices available in the market today. An investment representative can help you define your needs and narrow the search for an investment that can help you meet your unique investment goals. The guidance and advice of an experienced investment professional can prove invaluable as you put together a plan to meet your individual needs.

PART C

                              OTHER INFORMATION

Item 23.     Financial Statements and Exhibits
- - ----------------------------------------------

(a)     Financial Statements: Audited financial statements for the Registrant.
                              Incorporated by reference to Registrant's annual report (N-30D), filed February 29, 2000, EDGAR Accession No. 0001082744-01-000003.


(b)     Exhibits:
                  Exhibit
                  Number                         Description
                  -------                        -----------

                  (a)           (1)    Certificate of Trust.  Incorporated
                                       by reference to Pre-Effective Amendment
                                       No. 1 to Registrant's registration
                                       statement, filed May 7, 1999, EDGAR
                                       Accession No. 0001082744-99-000013.

                                (2) Trust Instrument of Viking Mutual Funds. Incorporated by reference to
                                       Pre-Effective Amendment No. 1 to
                                       Registrant's registration statement,
                                       filed May 7, 1999, EDGAR Accession No.
                                       0001082744-99-00013.

                                (3)    Schedule A - Current Series of Viking
                                       Mutual Funds. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's registration statement, filed April 17, 2001 EDGAR Accession No. 0001082744-01-00008.

                  (b) By-laws of Viking Mutual Funds. Incorporated by reference to Pre-Effective Amendment No.1 to Registrant's registration statement, filed
                                May 7, 1999, EDGAR Accession No.
                                0001082744-99-00013.

                  (c) Declaration of Trust filed under (a) and By-laws filed under (b).

                  (d)           (1)     (i)    Investment Advisory and
                                               Administration Agreement Between
                                               Viking Mutual Funds and Viking
                                               Fund Management, LLC.
                                               Incorporated by reference to
                                               Registrant's registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A - Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Investment Advisory and
                                               Administration Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrant's registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                        (iii)  Schedule B - Schedule of
                                               Compensation under the
                                               Investment Advisory and
                                               Administration Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrant's registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                (2)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking equity funds.
                                               Incorporated by reference to
                                               Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference
                                               to Post-Effective Amendment No.
                                               3 to Registrant's registration
                                               statement, filed April 17, 2001
                                               EDGAR Accession No.
                                               0001082744-01-00008.


                                (3)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking municipal
                                               funds.  Incorporated by reference
                                               to Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference to
                                               Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.


                  (e)           (1)     Distribution Agreement Between Viking
                                        Mutual Funds and Viking Fund
                                        Distributors, LLC.
                                        Incorporated by reference to
                                        Registrant's Registration
                                        Statement, filed August 3, 1999,
                                        EDGAR Accession
                                        No. 0001082744-99-000018.

                                (2)     Schedule A - Series of Viking Mutual
                                        Funds Currently Subject to the
                                        Distribution Agreement.
                                        Incorporated by reference
                                        to Post-Effective Amendment No. 3 to
                                        Registrant's registration statement,
                                        filed April 17, 2001 EDGAR Accession No.
                                        0001082744-01-00008.


                  (f)           Bonus, Profit Sharing or Pension Plans.  None.

                  (g)          (1)     Custodian Contract Between Viking Mutual
                                       Funds and First International Bank &
                                       Trust.  Incorporated by reference to
                                       Registrant's Registration Statement,
                                       filed August 3, 1999, EDGAR Accession
                                       No. 0001082744-99-000018.

                               (2)     Schedule of Compensation under the
                                       Custodian Contract. Incorporated by
                                       Reference to Post-Effective Amendment No.
                                       3 to Registrant's registration statement, filed April 17, 2001 EDGAR Accession No. 0001082744-01-00008.


                  (h)          (1)     Transfer Agency and Service Agreement
                                       Between Viking Mutual Funds and Viking
                                       Fund Management, LLC.  Incorporated by
                                       reference to Registrant's Registration
                                       Statement, filed August 3, 1999, EDGAR
                                       Accession No. 0001082744-99-000018.
 .
                               (2)     Schedule of Compensation under the
                                       Transfer Agency and Service Agreement.
                                       Incorporated by reference
                                       to Post-Effective Amendment No. 3 to
                                       Registrant's registration statement,
                                       filed April 17, 2001 EDGAR Accession No.
                                       0001082744-01-00008.


                  (i) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Viking Mutual Funds. Filed herewith.

                  (j)          Consent of Independent Auditors.  Filed
                               herewith.

                  (k)          Other Financial Statements.
                               None.

                  (l)          Initial Capital Agreements.  None.

                  (m) Plan Pursuant to Rule 12b-1. Incorporated by reference to Registrant's Registration Statement, filed August 3, 1999, EDGAR Accession No. 0001082744-99-000018.

                  (n)          Rule 18f-3.  None.

                  (o)          Reserved.

                  (p) Code of Ethics. Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's registration statement, filed April 27, 2001 EDGAR Accession No.
                               0001082744-01-500003.


Item 24.     Persons Controlled by or under Common Control with Registrant
- - -------      -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


Item 25.     Indemnification
- - -------      ---------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 26.     Business and Other Connections of Adviser
- - -------      -----------------------------------------
     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Viking Fund Management, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                            BUSINESS AND OTHER CONNECTIONS
- - ----                            ------------------------------

Shannon D. Radke                Trustee, President and Treasurer, Viking Mutual
                                Funds; Governor and President, Viking Fund
                                Distributors, LLC; Chief Operations Officer,
                                ND Holdings, Inc. until 05/98,  1 North Main,
                                Minot, ND 58703;  Operations Manager, ND
                                Holdings, Inc. until 12/97, 1 North Main,
                                Minot, ND 58703.

Douglas P. Miller               Trustee, Vice President and Secretary, Viking
                                Mutual Funds; Governor, Secretary and
                                Treasured, Viking Fund Distributors, LLC;
                                Controller, ND Holdings, Inc. until 05/98,
                                1 North Main, Minot, ND 58703; Fund Accountant,
                                ND Holdings, Inc. until 05/98, 1 North Main,
                                Minot, ND 58703.

Bruce I. Christianson           Member, General Manager and Governor, South
                                Park Financial Group, LLC, 601-18th Ave. SE,
                                Suite 2, Minot, ND 58701-6732; Partner until
                                12/97 and Employee 01/98 to present, Magic City
                                Financial Group, Limited Partnership, 601-18th
                                Ave. SE, Suite 2, Minot, ND 58701-6732.

Robert J. Lamont                Officer, Director and Employee, Lamont &
                                Skowronek, a Professional Corporation, 116-1st
                                St. SW, Minot, ND 58701; Partner, Lawyer's
                                Realty, 116-1st. St. SW, Minot, ND 58701;
                                Director, Fisher Motors, Inc., 1111 20th Ave.
                                SW, Minot, ND 58701; Director, Glacial
                                Holdings, Inc., 2501 Bel Air Place, Minot, ND
                                58703; Director, Expressway Imports, Inc., 1025
                                East Burdick Expressway, Bismarck, ND 58504;
                                Director and  Past Chairman, Minot Area
                                Development Corporation, 1020 20th Ave. SW,
                                Minot, ND 58701.

John D. Stewart                 President and Owner, Fisher Motors, Inc., 1111
                                20th Ave. SW, Minot, ND 58701; President and
                                Owner, Glacial Holdings, Inc., 2501 Bel Air
                                Place, Minot, ND 58703; Director and Past
                                Chairman, Minot Area Development Corporation,
                                1020 20th Ave. SW, Minot, ND 58701; C.P.A.,
                                Partner, Brady, Martz & Associates, P.C. until
                                09/97, 24 Central Ave. West, Minot, ND 58701.

     The principal address of Viking Mutual Funds and Viking Fund Distributors, LLC is 1400 14th Avenue SW, Minot, North Dakota 58701

Item 27.  Principal Underwriters
- - --------  ----------------------

     (a) Viking Fund Distributors, LLC, the principal underwriter distributing securities of the Registrant, does not serve as the principal underwriter or distributor for any other investment company.


     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 1400 14th Avenue SW, Minot, North Dakota 58701, which is also the address of the Registrant's principal underwriter.


                       POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER              WITH REGISTRANT
- - ----                   ---------------------         ---------------------

Shannon D. Radke        Governor, President          Trustee, President,
                                                     Treasurer

Douglas P. Miller       Governor, Secretary,         Trustee, Vice President
                        Treasurer,                   Secretary

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


Item 28.     Location of Accounts and Records
- - -------      --------------------------------

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of Viking Fund Management, LLC, 1400 14th Avenue SW, Minot, North Dakota 58701, and/or Fox Asset Management, 44 Sycamore Avenue, Little Silver, New Jersey, 07739-1220, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 1400 14th Avenue SW, Minot, North Dakota 58701.

Item 29.     Management Services
- - -------      -------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings
- - -------      ------------

          None.




                                 SIGNATURES
                                 ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VIKING MUTUAL FUNDS certifies That it meets all of the requirements for effectiveness of this registration Statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 28th day of April, 2000.

                             VIKING MUTUAL FUNDS


                         /s/Shannon D. Radke
                      By:----------------------------
                         Shannon D. Radke
                         President, Treasurer, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                   Date
- ---------                           -----                   ----

/s/Bruce C. Adams*                  Trustee                 April 30, 2001
- ------------------------
Bruce C. Adams

/s/Shirley R. Martz*                Trustee                 April 30, 2001
- ------------------------
Shirley R. Martz

/s/Mike Timm*                       Trustee                 April 30, 2001
- ------------------------
Mike Timm

/s/Douglas P. Miller                Vice-President,         April 30, 2001
- ------------------------            Secretary, Trustee
Douglas P. Miller

/s/Shannon D. Radke                 President,              April 30, 2001
- -----------------------             Treasurer, Trustee
Shannon D. Radke

*Signed by power of attorney dated May 26, 1999.